Financial risk management - Summary of Financial Liabilities Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	S/ 413,797	S/ 271,326
Net amounts of financial liabilities presented in the consolidated statement of financial position	413,797	271,326
Financial instruments (including non-cash guarantees)	(279,024)	(191,844)
Cash guarantees pledged	(121,613)	(70,559)
Net amount	13,160	8,923
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	413,797	271,326
Net amounts of financial liabilities presented in the consolidated statement of financial position	413,797	271,326
Financial instruments (including non-cash guarantees)	(279,024)	(191,844)
Cash guarantees pledged	(121,613)	(70,559)
Net amount	S/ 13,160	S/ 8,923